9. Trade receivables (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables
Balance at beginning of the year	R$ 1,099,442	R$ 1,067,973	R$ 1,068,747
Private sector /government entities	54,064	61,315	75,973
Recoveries	(111,491)	(29,846)	(76,747)
Net additions for the year	(57,427)	31,469	(774)
Balance at end of the year	R$ 1,042,015	R$ 1,099,442	R$ 1,067,973